INVESTMENT IN TREASURY METALS (Details)	12 Months Ended
Dec. 31, 2020 CAD ($) yr
Statement Line Items [Line Items]
Risk-free interest rate	0.20%
Expected life (years) | yr	2.60
Expected volatility	64.42%
Expected dividend yield | $	$ 0
August 7, 2020
Statement Line Items [Line Items]
Risk-free interest rate	0.23%
Expected life (years) | yr	3.00
Expected volatility	62.44%
Expected dividend yield | $	$ 0